Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
UII-UDV-SUSTK-0125-110 1.9870401.110	January 31, 2025